Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Operating Leases [Abstract]
Schedule of leases by balance sheet
Assets/liabilities	March 31,	December 31,
(USD in thousands)	2023	2022
Assets
Right-of-use assets	$2,001	$2,260

Liabilities
Lease liabilities- current portion	$1,165	$1,215
Lease liabilities- long term	691	905
Total Lease liabilities	$1,856	$2,120

Assets/liabilities	December 31,	December 31,
(USD in thousands)	2022	2021
Assets
Right-of-use assets	$2,260	$1,921

Liabilities
Lease liabilities- current portion	$1,215	$1,298
Lease liabilities- long term	905	691
Total Lease liabilities	$2,120	$1,989

Schedule of operating lease revenue
	Three months ended
(USD in thousands)	March 31, 2023	March 31, 2022
Operating lease cost	$477	$412

(USD in thousands)	Year ended December 31,
	2022	2021
Operating lease cost	$1,222	$1,440

Schedule of future lease payments
(USD in thousands)	Year ended December 31,
2023*	951
2024	694
2025	234
2026	24
2027	21
Thereafter	35
Total lease payment	1,959
Less: imputed interest	(103)
Total lease liabilities	1,856

*	Not include operating leases with a term less than one year.

(USD in thousands)	Year ended December 31,
2023*	1,288
2024	656
2025	221
2026	27
2027	21
Thereafter	33
Total lease payment	2,246
Less: imputed interest	(126)
Total lease liabilities	2,120

* Not include operating leases with a term less than one year.

Schedule of lease term and discount rate
Lease term and discount rate	March 31, 2023
Weighted-average remaining lease term (years) – operating leases	2.11
Weighted average discount rate – operating leases	5.70%

Lease term and discount rate	December 31, 2022

Weighted-average remaining lease term (years) – operating leases	2.23
Weighted average discount rate – operating leases	5.70%

Schedule of operating lease revenue
Three months ended March 31,
Lease revenue	2023
Fixed contractual payments	113,660

Year Ended December 31,
Lease revenue	2022
Fixed contractual payments	38,847

Schedule of future lease payments
Years Ending December 31,	Future lease payments due
2023	137,562
2024	-
2025	-
2026	-
2027	-
Thereafter	-

Years Ending December 31,	Future lease payments due
2023	537,753
2024	-
2025	-
2026	-
2027	-
Thereafter	-